Share Capital and Other Equity Instruments - Schedule of Stock Options Issued and Outstanding by Range of Exercise Price (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	101,629	101,629	102,805	248,591
Weighted average remaining contractual life (in years)	6 years 6 months 21 days
Options outstanding, weighted average exercise price | $ / shares	$ 214.46		$ 215.29	$ 187.11
Number exercisable, options	83,106	83,106
Options exercisable, weighted average exercise price | $ / shares	$ 229.04
US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	130,916	130,916	74,900	30,500
Weighted average remaining contractual life (in years)	8 years 10 months 28 days
Options outstanding, weighted average exercise price | (per share)	$ 21.52	$ 21.52	$ 34.88	$ 46.98
Number exercisable, options	45,874	45,874
Options exercisable, weighted average exercise price | $ / shares		$ 38.53
$119.90-$146.35
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	16,288	16,288
Weighted average remaining contractual life (in years)	7 years 3 months 18 days
Options outstanding, weighted average exercise price | $ / shares	$ 136.79
Number exercisable, options	12,390	12,390
Options exercisable, weighted average exercise price | $ / shares	$ 136.53
$146.36-$211.05
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	79,793	79,793
Weighted average remaining contractual life (in years)	6 years 5 months 4 days
Options outstanding, weighted average exercise price | $ / shares	$ 152.10
Number exercisable, options	65,168	65,168
Options exercisable, weighted average exercise price | $ / shares	$ 152.10
$211.06 - $2,130.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	5,025	5,025
Weighted average remaining contractual life (in years)	6 years 5 months 4 days
Options outstanding, weighted average exercise price | $ / shares	$ 358.66
Number exercisable, options	5,025	5,025
Options exercisable, weighted average exercise price | $ / shares	$ 358.66
$2,130.01-$20,700.00
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	523	523
Weighted average remaining contractual life (in years)	5 years 5 months 23 days
Options outstanding, weighted average exercise price | $ / shares	$ 10,761.57
Number exercisable, options	523	523
Options exercisable, weighted average exercise price | $ / shares	$ 10,761.57
$4.10-$4.75 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	10,000	10,000
Weighted average remaining contractual life (in years)	9 years 11 months 12 days
Options outstanding, weighted average exercise price | $ / shares		$ 4.10
$4.76-$7.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	39,550	39,550
Weighted average remaining contractual life (in years)	9 years 5 months 4 days
Options outstanding, weighted average exercise price | $ / shares		$ 5.40
Number exercisable, options	3,250	3,250
Options exercisable, weighted average exercise price | $ / shares		$ 5.40
$7.81 - $15.95 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	16,500	16,500
Weighted average remaining contractual life (in years)	9 years 2 months 26 days
Options outstanding, weighted average exercise price | $ / shares		$ 10.20
$15.96-$41.80 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	34,866	34,866
Weighted average remaining contractual life (in years)	8 years 8 months 8 days
Options outstanding, weighted average exercise price | $ / shares		$ 26.98
Number exercisable, options	18,292	18,292
Options exercisable, weighted average exercise price | $ / shares		$ 31.76
$41.81 - $108.00 | US$
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number outstanding, options	30,000	30,000
Weighted average remaining contractual life (in years)	7 years 11 months 8 days
Options outstanding, weighted average exercise price | $ / shares		$ 48.48
Number exercisable, options	24,332	24,332
Options exercisable, weighted average exercise price | $ / shares		$ 48.04